EARNINGS PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
EARNINGS PER SHARE
Net income attributable to ordinary shareholders - basic | ¥	¥ 436,600		¥ 307,348	¥ 279,858
Net income attributable to ordinary shareholders - diluted | ¥	¥ 436,600		¥ 307,348	¥ 279,858
Weighted average ordinary shares outstanding - basic	250,533,204		248,957,645	245,187,348
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	5,570,963		4,046,559	4,298,936
Weighted average ordinary shares outstanding - diluted	256,104,167		253,004,204	249,486,284
Basic earnings per share (in RMB and USD per share) | (per share)	¥ 1.74	$ 0.27	¥ 1.23	¥ 1.14
Diluted earnings per share (in RMB and USD per share) | (per share)	¥ 1.70	$ 0.26	¥ 1.21	¥ 1.12